Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class A
Trading Symbol	GOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	0.95%
[1]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.17%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	13.17	-2.86	1.62
Class A (with sales charge)	8.91	-3.70	1.18
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,821,095
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 6,491,276
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class C
Trading Symbol	LGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$181	1.71%
[3]
Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 12.23%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	12.23	-3.54	0.91
Class C (with sales charge)	11.23	-3.54	0.91
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,821,095
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 6,491,276
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class C1
Trading Symbol	GOBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$154	1.45%
[5]
Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 12.65%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	12.65	-2.81	1.45
Class C1 (with sales charge)	11.65	-2.81	1.45
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,821,095
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 6,491,276
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class FI
Trading Symbol	GOBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$107	1.00%
[7]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class FI shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.10%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class FI	13.10	-2.86	1.63
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,821,095
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 6,491,276
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class R
Trading Symbol	LBORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$133	1.25%
[9]
Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 12.75%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	12.75	-3.12	1.35
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,821,095
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 6,491,276
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class I
Trading Symbol	GOBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$70	0.66%
[11]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.51%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	13.51	-2.56	1.94
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,821,095
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 6,491,276
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class IS
Trading Symbol	GOBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$59	0.55%
[13]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.60%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	13.60	-2.45	2.05
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,821,095
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 6,491,276
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.